DEBT (Details 2)		0 Months Ended																0 Months Ended
	Dec. 31, 2014 Senior notes CAD	Sep. 03, 2014 3.79% senior notes maturing September 2022	Dec. 31, 2014 3.79% senior notes maturing September 2022 USD ($) item	Dec. 31, 2014 3.79% senior notes maturing September 2022 CAD	Dec. 31, 2014 4.34 % senior notes maturing May 15, 2019 CAD	Dec. 31, 2014 4.40% senior notes maturing May 15, 2022 USD ($)	Dec. 31, 2014 4.40% senior notes maturing May 15, 2022 CAD	Dec. 31, 2014 4.40% senior notes maturing May 15, 2024 USD ($) item	Dec. 31, 2014 4.40% senior notes maturing May 15, 2024 CAD	Dec. 31, 2014 6.37% senior notes maturing June 18, 2015 CAD	Dec. 31, 2014 6.82% senior notes maturing June 18, 2015 USD ($)	Dec. 31, 2014 6.82% senior notes maturing June 18, 2015 CAD	Dec. 31, 2014 7.97% senior notes maturing June 18, 2021 USD ($) item	Dec. 31, 2014 7.97% senior notes maturing June 18, 2021 CAD	Dec. 31, 2014 5.46% senior notes maturing October 1, 2015 USD ($) item	Dec. 31, 2014 5.46% senior notes maturing October 1, 2015 CAD	Jun. 19, 2014 6.62% senior notes maturing June 19, 2014 USD ($)	Jun. 19, 2014 6.62% senior notes maturing June 19, 2014 Cross currency interest rate swap CAD
DEBT
Principal repayment of debt and associated derivative settlement																		53,700,000
Debt Instrument, Term		12 years
Number of annual installments			5	5				5	5				5	5	5	5
Coupon Rate (as a percent)			3.79%	3.79%	4.34%	4.40%	4.40%	4.40%	4.40%	6.37%	6.82%	6.82%	7.97%	7.97%	5.46%	5.46%
Original Principal			200,000,000		30,000,000	20,000,000		355,000,000		40,000,000	40,000,000		225,000,000		54,000,000		175,000,000
Remaining Principal			200,000,000		30,000,000	20,000,000		355,000,000		40,000,000	40,000,000		225,000,000		10,800,000
Carrying Value	1,057,013,000			232,020,000	30,000,000		23,202,000		411,836,000	40,000,000		46,403,000		261,023,000		12,529,000
Current portion	98,933,000
Long-term portion	958,080,000